Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory
3.	INVENTORY

Inventory consisted of the following as of December 31, 2018 and September 30, 2019:

	December 31, 2018	September 30, 2019
	(in thousands)
Inventory on-hand	$24,595	$20,214
Inventory in-transit	5,957	5,694

Inventory	$30,552	$25,908

All of the Company’s inventory on-hand is held either with Amazon or the Company’s other third-party warehouses. The Company does not have any contractual right of returns with its contract manufacturers. The Company’s inventory on-hand held by Amazon was approximately $6.1 million and $3.9 million as of December 31, 2018 and September 30, 2019, respectively.

3.	INVENTORY

Inventory consisted of the following as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Inventory on-hand	$15,703	$24,595
Inventory in-transit	4,875	5,957

Inventory	$20,578	$30,552

All of the Company’s Inventory on-hand is held either with Amazon or the Company’s other third-party warehouses. The Company does not have any contractual right of returns with its contract manufacturers. The Company’s Inventory on-hand held by Amazon is approximately $3.2 million and $6.1 million as of December 31, 2017 and December 31, 2018, respectively.